SUPPLEMENTAL CASH FLOW INFORMATION - SCHEDULE OF SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 16, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
Acquisition-related contingent consideration		$ 200	$ 27,400	$ 300
Cash paid (received) during the year for:
Interest		82,494	8,696	7,017
Income tax payments, including amounts paid to IAC for Match Group's share of IAC's consolidated tax liability		44,733	46,657	68,905
Income tax refunds		$ (962)	$ (1,583)	$ (3,826)
Senior Notes | Debt Conversion, Private Exchange Offer upon IPO | IAC 2012 Senior Notes | IAC
Long-term Debt
Debt instrument exchanged amount, original debt	$ 445,300
Senior Notes | Debt Conversion, Private Exchange Offer upon IPO | Match Group Senior Notes
Long-term Debt
Debt instrument exchanged amount, new debt	$ 445,200